DEBT - Debt Narrative (Details) (USD $)	3 Months Ended	9 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended				0 Months Ended
	Mar. 28, 2014	Sep. 07, 2012	Dec. 28, 2012	Sep. 26, 2014	Dec. 26, 2014		Dec. 27, 2013		Dec. 30, 2014	Jun. 21, 2012	Dec. 31, 2010	Nov. 30, 2010	Dec. 10, 2014	Apr. 08, 2014	Mar. 17, 2014
Debt Instrument [Line Items]
Loss on extinguishment of debt, net	$ 4,200,000
OpCo Notes
Debt Instrument [Line Items]
Debt, face amount												300,000,000
Stated interest rate										7.50%		7.00%
Deferred debt financing fees											6,900,000
HoldCo Notes
Debt Instrument [Line Items]
Debt, face amount		365,000,000
ABL Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		275,000,000											325,000,000
Term Loan Facility
Debt Instrument [Line Items]
Deferred debt financing fees														8,000,000
Secured Debt [Member] | Term Loan Facility
Debt Instrument [Line Items]
Debt, face amount															350,000,000
Total debt					346,599,000	[1],[2]	0	[1],[2]
Line of Credit | ABL Facility
Debt Instrument [Line Items]
Debt, face amount		275,000,000
Predecessor
Debt Instrument [Line Items]
Loss on extinguishment of debt, net		(2,214,000)
Loss on extinguishment of debt, consent solicitation, tender premium, call premium and related transaction costs		0
Loss on extinguishment of debt, write-off of unamortized fair value premium		0
Loss on extinguishment of debt, write-off of unamortized deferred debt issuance costs		2,214,000
Repayment of long-term debt		0
Predecessor | Revolving Credit Facility | Terminated Asset-Based Revolving Credit Facility
Debt Instrument [Line Items]
Debt, face amount		225,000,000
Successor
Debt Instrument [Line Items]
Loss on extinguishment of debt, net			0		(4,257,000)		0
Loss on extinguishment of debt, consent solicitation, tender premium, call premium and related transaction costs			0		(18,595,000)		0
Loss on extinguishment of debt, non-cash benefit				14,300,000
Loss on extinguishment of debt, write-off of unamortized fair value premium			0		17,803,000		0
Loss on extinguishment of debt, write-off of unamortized deferred debt issuance costs			0		3,465,000		0
Total debt					785,599,000		798,347,000
Letters of credit outstanding, amount			10,500,000		11,300,000
Repayment of long-term debt			0		300,000,000		0
Successor | OpCo Notes
Debt Instrument [Line Items]
Total debt					0	[1],[3]	318,347,000	[1],[3]
Successor | HoldCo Notes
Debt Instrument [Line Items]
Total debt					365,000,000		365,000,000
Successor | Line of Credit | ABL Facility
Debt Instrument [Line Items]
Total debt					74,000,000		115,000,000
Subsequent Event [Member] | HoldCo Notes
Debt Instrument [Line Items]
Debt, face amount									365,000,000
Loss on extinguishment of debt, net									6,600,000
Loss on extinguishment of debt, consent solicitation, tender premium, call premium and related transaction costs									(4,000,000)
Loss on extinguishment of debt, write-off of unamortized deferred debt issuance costs									2,600,000
Repayment of long-term debt									(80,000,000)
Interest Rate, Cash Interest | HoldCo Notes
Debt Instrument [Line Items]
Stated interest rate					10.00%
Interest Rate, Paid In Kind Interest | HoldCo Notes
Debt Instrument [Line Items]
Stated interest rate					10.75%
Merger Agreement
Debt Instrument [Line Items]
Deferred debt financing fees			26,708,000
Merger Agreement | OpCo Notes
Debt Instrument [Line Items]
Deferred debt financing fees			4,380,000
Merger Agreement | HoldCo Notes
Debt Instrument [Line Items]
Deferred debt financing fees			16,701,000
Merger Agreement | ABL Facility
Debt Instrument [Line Items]
Deferred debt financing fees			5,627,000
Interline New Jersey
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity			$ 113,500,000		$ 209,700,000

[1]	In March of 2014, Interline New Jersey entered into the Term Loan Facility and used a portion of the proceeds to finance the redemption of the OpCo Notes and discharged its remaining obligations thereunder.
[2]	As of December 26, 2014, the carrying amount of the Term Loan Facility included an unamortized original issue discount of $0.8 million.
[3]	As of December 27, 2013, the OpCo notes included an unamortized fair value premium of $18.3 million recorded as a result of the Merger.